Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel

September 16, 2022

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: Principal Variable Contracts Funds, Inc. (the "Fund")

File Numbers 002-35570, 811-01944

Dear Securities and Exchange Commission,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#128) was filed electronically with the Securities and Exchange Commission on September 14, 2022 (Accession # 0001683863-22-005890).

Please call me at 515-247-5419 if you have any questions.

Sincerely,

/s/ Laura B. Latham

Laura B. Latham

Assistant Counsel and Assistant Secretary, Registrant